Document and Entity Information	Sep. 15, 2021
Document And Entity Information [Line Items]
Entity Address, Country	VA
Amendment Flag	true
Entity Central Index Key	0001839434
Document Type	8-K/A
Document Period End Date	Sep. 15, 2021
Entity Registrant Name	EJF ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40113
Entity Tax Identification Number	98-1574021
Entity Address, Address Line One	2107 Wilson Boulevard
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22201
City Area Code	703
Local Phone Number	879-3292
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 is being filed in order to furnish a revised Exhibit 99.1 to the Current Report on Form 8-K filed by EJF Acquisition Corp. on September 15, 2021 (the “Original Form 8-K”). All other information in the Original Form 8-K remains unchanged.
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	EJFAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares
Trading Symbol	EFJA
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EJFAW
Security Exchange Name	NASDAQ